Shareholder Report, Holdings (Details)_16	Jun. 30, 2024
Institutional Shares | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Shares | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Shares | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Shares | Holcim, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Shares | UCB S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Shares | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Shares | Smiths Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Shares | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Shares | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Institutional Shares | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Institutional Shares | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Shares | France
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Institutional Shares | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Shares | Belgium
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Institutional Shares | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Shares | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Shares | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Investor Shares | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investor Shares | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Shares | Holcim, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Shares | UCB S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Shares | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investor Shares | Smiths Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investor Shares | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investor Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Investor Shares | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Investor Shares | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Investor Shares | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Investor Shares | France
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Investor Shares | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Investor Shares | Belgium
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Investor Shares | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investor Shares | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Advisor Shares | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Advisor Shares | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Advisor Shares | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Advisor Shares | Holcim, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Advisor Shares | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Advisor Shares | UCB S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Advisor Shares | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Advisor Shares | Smiths Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Advisor Shares | Haleon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Advisor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Advisor Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Advisor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Advisor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Advisor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Advisor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Advisor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Advisor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Advisor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Advisor Shares | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Advisor Shares | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Advisor Shares | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Advisor Shares | France
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Advisor Shares | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Advisor Shares | Belgium
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Advisor Shares | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Advisor Shares | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Advisor Shares | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.70%